Schedule of Equity Issued Capital (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 25, 2024	Jun. 30, 2021
Issued Capital
Issued capital, shares	278,943,573	215,056,881	210,889,961	180,202,285	475,000
Issued capital, value	$ 160,392,165	$ 150,346,596	$ 149,346,415	$ 130,246,297
Issued capital, value	(7,959,700)	(6,374,026)	(6,359,744)	(4,533,038)
Issued capital, value	$ 152,432,465	$ 143,972,570	$ 142,986,671	$ 125,713,259		$ 114,922,698